Denali Structured Return Strategy Fund
Schedule of Investments
December 31, 2025 (Unaudited)
	Shares / Units	First Acquisition Date	Cost / Principal	Value
INVESTMENTS IN PRIVATE INVESTMENT VEHICLES - 36.2%
Non-Listed BDC's - 0.4%
Direct Lending
Monroe Capital Income Plus Corp (a)	48,356	8/9/2024	$500,000	$486,056
Total Investment in Non-Listed BDC's			500,000	486,056

Partnerships - 35.8%
Asset Backed Lending - 9.0%
BasePoint Income Solutions Evergreen Fund LP (a)(b)		9/30/2025	2,300,000	2,344,928
Coromandel Credit Income Evergreen Fund LP (a)(b)		8/4/2025	9,500,000	9,869,104
Consumer Lending - 8.1%
HSFA, LLC (a)(b)		3/12/2024	10,674,500	11,051,181
Diversified Alternative Credit - 4.9%
Bay Point Capital Partners II, LP (a)(b)		7/31/2025	285,793	295,533
Ivy Evergreen Fund QP, LP (a)(b)		12/1/2025	2,903,771	2,927,768
Revere Specialty Finance Fund LP (a)(b)		5/1/2024	3,200,000	3,387,130
Legal Finance - 5.3%
EAJF Leveraged Feeder (a)(b)		5/1/2025	5,700,000	6,473,154
Virage Opportunity Fund LP (a)(b)		11/15/2024	482,611	482,611
Real Estate - 6.2%
Oak Institutional Credit Solutions, LLC (a)(b)		4/23/2024	3,625,000	3,729,284
Revere Tactical Opportunities Fund IV (a)(b)		3/6/2025	1,800,000	1,867,001
Tailor Ridge Real Estate Lending Fund LP (a)(b)		9/2/2025	2,800,000	2,880,324
Specialty Finance - 2.3%
Aero Capital Solutions Fund IV LP (a)(b)		2/7/2025	1,497,128	1,796,820
Delgatto Diamond Finance Fund LP (a)(b)		7/2/2024	1,285,847	1,403,667
Total Investment in Partnerships			46,054,650	48,508,505

Total Investment in Private Investment Vehicles				48,994,561

INVESTMENTS IN LOANS - 38.7%
Senior Secured Debt - 22.4%
Asset Backed Lending - 2.5%
Coromandel LS 15 LLC, 03/01/2027, 12.87%, SOFR + 9.00% (c)(d)		8/4/2025	2,705,715	2,707,389
Coromandel LS 16 LLC, 03/08/2027, 12.87%, SOFR + 9.00% (c)(d)		8/8/2025	200,000	200,248
Coromandel LS 17 LLC, 04/15/2027, 12.87%, SOFR + 9.00% (c)(d)		9/15/2025	500,000	499,811
Direct Lending - 8.7%
CA CO SPV, LLC, 06/30/2027, 12.00% (c)(e)		7/3/2024	4,600,000	4,660,853
CA Credit SPV, LLC, 06/30/2027, 12.50% (c)		6/6/2024	1,400,000	1,418,036
RIM SPV, LLC, 09/30/2028, 14.00% (c)(e)		2/21/2025	5,650,000	5,731,631
Legal Finance - 1.5%
Virage Opportunity Fund Credit Facility, 12/20/2028, 18.25% (c)		12/20/2024	2,065,211	2,097,067
Media Finance - 0.5%
C-Cubed 308 Productions, 10/17/2026, 21.60% (c)(f)		10/17/2025	650,000	647,857
Specialty Finance - 3.5%
Assil, 03/10/2026, 13.20% (c)		6/5/2025	1,500,000	1,500,738
Jewel, 06/09/2026, 13.20% (c)		12/9/2025	250,000	250,131
Safdico2, 04/18/2026, 13.20% (c)		10/16/2025	750,000	750,169
Safdico3, 05/28/2026, 13.20% (c)		11/28/2025	1,000,000	1,000,558
Sddia3, 06/03/2026, 13.20% (c)		12/3/2025	325,000	325,126
Yafasj2, 03/27/2026, 13.20% (c)		6/18/2025	500,000	500,299
Yafasj3, 04/08/2026, 13.20% (c)		10/8/2025	375,000	375,191
Trade Receivables Finance - 5.7%
Altriarch Specialty Finance SPV II, LLC, 12/31/2026, 8.00% (c)(e)		4/19/2024	6,696,652	6,782,375
CRWD Specialty Finance LLC, 05/15/2026, 18.00% (c)		5/17/2024	1,000,000	1,002,094
Total Investment in Senior Secured Debt			30,167,578	30,449,573

Senior Unsecured Debt - 3.8%
Diversified Alternative Credit
Ivy Battery, LLC, 11/23/2026, 12.25% (c)		4/23/2024	5,151,613	5,153,988
Total Investment in Senior Unsecured Debt			5,151,613	5,153,988

Subordinate Debt - 12.5%
Real Estate - 3.1%
EWP LS Funding, LLC, 12/15/2027, 7.50% + 7.50% PIK (c)(f)		12/17/2025	1,250,000	1,250,295
EWP Oceana Garage SPV LLC A, 10/30/2027, 5.00% + 11.00% PIK (c)(f)		10/30/2025	2,000,000	2,002,306
EWP Oceana Garage SPV LLC B, 10/30/2027, 18.00% (c)		10/30/2025	1,000,000	1,000,941
Trade Receivables Finance - 9.4%
PFF LLC 1, 05/18/2026, 12.11%, (c)		12/18/2024	1,506,125	1,515,659
PFF LLC 2, 06/19/2025, 11.86%, (c)		12/18/2024	1,506,125	1,510,853
PFF LLC 3, 05/18/2026, 11.61%, (c)		6/18/2024	1,506,125	1,515,721
PFF LLC 4, 05/13/2026, 11.99%, (c)		12/13/2024	750,000	753,930
PFF LLC 5, 06/18/2026, 12.36%, (c)		12/18/2024	1,506,125	1,510,741
PFF LLC 6, 01/24/2026, 12.01%, (c)		1/24/2025	1,000,000	1,000,340
PFF LLC 7, 08/20/2026, 12.28%, (c)		2/20/2025	1,000,000	1,003,936
PFF LLC 8, 09/11/2026, 11.94%, (c)		3/11/2025	500,000	501,443
PFF LLC 9, 05/09/2026, 11.63%, (c)		5/9/2025	500,000	500,892
PFF LLC 10, 05/21/2027, 12.25%, (c)		5/21/2025	600,000	603,219
PFF LLC 11, 01/25/2026, 11.16%, (c)		5/9/2025	1,000,000	1,000,341
PFF LLC 12, 08/15/2026, 11.72%, (c)		5/21/2025	500,000	501,036
PFF LLC 13, 10/24/2026, 15.00%, (c)		5/21/2025	1,000,000	999,273
Total Investment in Subordinated Debt			17,124,500	17,170,926

Total Investment in Loans				52,774,487

INVESTMENTS IN LOAN PARTICIPATION - 7.4%
Other - 2.3%
Real Estate
Revere Capital Los Alamos MF LLC, 10.20% (c)(e)(g)		6/27/2024	3,114,714	3,127,578
Total Investment in Other			3,114,714	3,127,578

Senior Secured Debt - 4.2%
Consumer Lending - 0.2%
Revere BCF Funding, LLC, 03/01/2029, 15.17%, SOFR + 11.30% (c)(d)(g)		8/1/2025	306,040	305,735
Direct Lending - 1.8%
IVY Auto 1, 12/24/2026, 13.50% (c)(g)		10/24/2024	500,000	502,086
IVY Auto 2, 01/07/2027, 13.50% (c)(g)		11/8/2024	300,000	300,041
IVY Auto 3, 03/12/2026, 13.50% (c)(g)		1/13/2025	300,000	300,388
IVY Auto 4, 05/25/2026, 13.50% (c)(g)		3/26/2025	250,000	250,521
IVY Auto 5, 07/07/2026, 13.50% (c)(g)		5/9/2025	300,000	300,714
IVY Auto 6, 07/20/2026, 13.50% (c)(g)		5/21/2025	500,000	501,432
IVY Auto 7, 08/10/2026, 13.50% (c)(g)		6/11/2025	250,000	250,734
Diversified Alternative Credit - 0.4%
IVY Iron, LLC, 01/03/2027, 13.50% (c)(g)		11/4/2024	500,000	500,044
Real Estate - 0.6%
Ciel at Cedar Mill Senior Living, 10/03/2027, 8.87%, SOFR + 5.00% (c)(d)(e)(g)		10/30/2025	750,000	750,546
Real Estate Debt - 1.2%
Coromandel LS LLC Beta Corp, 06/30/2028, 13.82%, SOFR + 9.95% (c)(d)(g)		4/29/2025	1,006,250	1,007,370
Coromandel LS LLC Beta SPV, 06/30/2028, 13.82%, SOFR + 9.95% (c)(d)(g)		4/29/2025	743,750	743,242
Total Investment in Senior Secured Debt			5,706,040	5,712,853

Subordinated Debt - 0.9%
Real Estate
Dodson Courtyard Apartments Owner, LLC, 02/27/2027, 10.62%, SOFR + 6.75% (c)(d)(g)		12/5/2025	750,000	749,903
Peachtree Group PCF IV LO Atlanta 3343 SIDE CAR LLC, 08/01/2028, 8.91%, SOFR + 5.04% (c)(d)(g)		10/16/2025	420,000	419,256
Total Investment in Subordinated Debt			1,170,000	1,169,159

Total Investment in Loan Participation				10,009,590

INVESTMENTS IN PROFIT SHARE INTEREST - 4.4%
Equity in Credit Enhancement - 1.1%
Consumer Lending
Winston Legal Capital LLC, 15.50% (c)(e)		2/28/2025	1,500,000	1,509,252
Total Investment in Equity in Credit Enhancement			1,500,000	1,509,252

Participation - 3.3%
Specialty Finance
Bijan & Co, Inc, 03/10/2026, 1.15% monthly profit share interest (c)(e)(g)		9/10/2024	225,000	225,000
BR Diamonds, 02/28/2026, 1.15% monthly profit share interest (c)(e)(g)		9/13/2024	162,500	162,500
LuxTech 2 Geneva SA, 04/28/2026, 1.15% monthly profit share interest (c)(e)(g)		10/25/2024	25,000	25,000
LuxTech 3 Geneva SA, 06/12/2026, 1.15% monthly profit share interest (c)(e)(g)		12/11/2024	100,000	100,000
PGA Mastermind, LLC, 02/12/2026, 1.15% monthly profit share interest (c)(e)(g)		2/11/2025	750,000	750,000
Rafka2, 01/25/2026, 1.15% monthly profit share interest (c)(e)(g)		5/30/2025	650,000	650,000
Rio Diamond, 04/02/2026, 1.15% monthly profit share interest (c)(e)(g)		4/4/2025	300,000	300,000
Rio Diamond 2, 07/10/2026, 1.15% monthly profit share interest (c)(e)(g)		5/30/2025	500,000	500,000
Safdico Botswana Ltd, 05/08/2026, 1.15% monthly profit share interest (c)(e)(g)		10/31/2024	675,000	675,000
Sddia, 07/07/2026, 1.15% monthly profit share interest (c)(e)(g)		6/18/2025	500,000	500,000
Zoya, 06/05/2026, 1.15% monthly profit share interest (c)(e)(g)		6/5/2025	300,000	300,000
Zoya 2, 02/04/2026, 1.15% monthly profit share interest (c)(e)(g)		6/5/2025	200,000	200,000
Total Investment in Specialty Finance			4,387,500	4,387,500

Total Investment in Profit Share Interest				5,896,752

INVESTMENTS IN EQUITY PARTICIPATION - 1.2%
Loan Portfolio
Real Estate
Revere UPL Participation (c)(e)(g)		4/25/2025	1,500,000	1,641,465
Total Investment in Senior Unsecured Debt			1,500,000	1,641,465

Total Investment in Equity Participation				1,641,465

INVESTMENTS IN PUBLIC SECURITIES - 3.8%
Closed-End Funds - 1.8%
Cliffwater Enhanced Lending Fund - Class I	229,667		2,472,588	2,482,699
Total Investment in Closed-End Funds			2,472,588	2,482,699

Open-End Funds - 2.0%
Holbrook Structured Income Fund - Class I	274,928		2,700,000	2,688,799
Total Investment in Open-End Funds			2,700,000	2,688,799

Total Investment in Public Securities				5,171,498

INVESTMENTS IN MONEY MARKET INSTRUMENTS - 3.0%
First American Treasury Obligations Fund - Class X, 3.68% (h)	4,035,922		4,035,922	4,035,922
Total Investment in Money Market Instruments			4,035,922	4,035,922

INVESTMENTS IN PURCHASED OPTIONS - 3.2%	Contracts	Notional Amount
Call Options - 3.2%
S&P 500 Index
Expiration: 03/31/26; Exercise: $6,860.00 (i)	197	$ 134,856,350	4,293,447	4,294,403
Total Investment in Purchased Options			4,293,447	4,294,403

Total Investments - 97.9% (cost $129,878,552)				132,818,678
Other Assets in Excess of Liabilities - 2.1%				2,825,349
TOTAL NET ASSETS - 100.0%				$135,644,027

Percentages are stated as a percent of net assets.

LLC Limited Liability Company
LP Limited Partnership
PIK Payment in Kind
SOFR Secured Overnight Financing Rate
(a) Investment valued using net asset value per share (or its equivalent) as a practical expedient.
(b) Private investment company does not issue shares or units.
(c) Value was determined using significant unobservable inputs.
(d) Variable rate security. Rate shown is the rate in effect as of period end.
(e) The security receives profit sharing. The Fund may acquire income-generating equity membership interests into business entities that generate income from investment in into interest bearing notes or loans or from investment into other business or consumer lending portfolios.

(f) The stated investment interest rate reflects the total contractual coupon, which may include a combination of cash interest and PIK interest. PIK interest, if applicable, is accrued and added to the outstanding principal balance and may not be received in cash until repayment, refinancing, or maturity.

(g) The investment was made through a participation which is a form of indirect investment in loans made by third parties.
(h) The rate shown represents the 7-day annualized yield as of December 31, 2025.
(i) Exchange traded. 100 shares per contract.

Denali Structured Return Strategy Fund
Schedule of Written Options
December 31, 2025 (Unaudited)
	Contracts	Notional Amount	Value
WRITTEN OPTIONS - (0.8)%
Call Options - (0.8)%
S&P 500 Index
Expiration: 03/31/26; Exercise: $7,200.00 (a)	(197)	$(134,856,350)	$(1,046,070)
Total Written Options (Premiums Received $1,119,833)			(1,046,070)

Percentages are stated as a percent of net assets.

(a) Exchange traded. 100 shares per contract.

Fair Value of Financial Instruments (Unaudited)

The Fund has adopted the authoritative fair valuation accounting standards of ASC 820, Fair Value Measurements and Disclosures, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Valuations based primarily on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Adviser, in its capacity as the Valuation Designee (the “Valuation Designee”) assesses the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment. The following section describes the valuation techniques used by the Valuation Designee to measure different financial instruments at fair value and includes the level within the fair value hierarchy in which the financial instrument is categorized.

Investments whose values are based on quoted market prices in active markets are classified within Level 1. These investments generally include equity securities traded on a national securities exchange, registered investment companies, certain U.S. government securities, certain money market securities, and purchased and written options. The Valuation Designee does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably be expected to impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified within Level 2. These investments generally include certain U.S. government and sovereign obligations, most government agency securities, and investment grade corporate bonds.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. These investments generally include private equity investments and less liquid corporate debt securities. When observable prices are not available for these investments, the Valuation Designee uses one or more valuation techniques (e.g., the market approach or income approach) for which sufficient data is available. The selection of appropriate valuation techniques may be affected by the availability of relevant inputs as well as the relative reliability of inputs. In some cases, one valuation technique may provide the best indication of fair value while in other circumstances, multiple valuation techniques may be appropriate. The results of the application of the various techniques may not be equally representative of fair value, due to factors such as assumptions made in the valuation. In some situations, the Valuation Designee may determine it appropriate to evaluate and weigh the results, as appropriate, to develop a range of possible values, with the fair value based on the Valuation Designee's assessment of the most representative point within the range.

The Fund has invested in loans that are either secured by the borrower's assets or are unsecured in nature. The loans have been made directly or through participation with private investment or operating companies. The investments in loans will generally be held at cost subject to certain revisions, such as (i) a material change in interest rates for similar notes or (ii) if the Investment Manager becomes aware of a fundamental change that has not been reflected in the cost. The Fund has determined to value its investments in loans generally at cost although some are above or below cost as of December 31, 2025. Investments in loans are categorized in Level 3 of the fair value hierarchy.

The Fund values private investment companies using the net asset value (“NAV”) provided by the underlying private investment companies as a practical expedient. The Fund applies the practical expedient to private investment companies on an investment-by-investment basis, and consistently with the Fund's entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally, the Fund is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2025. Assets valued using NAV as a practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals in the Schedule of Investments.

Fair Value Measurements at Reporting Date Using:
	Level 1	Level 2	Level 3	Practical Expedient	Total
Assets:
Private Investment Vehicles	$-	$-	$-	$48,994,561	$48,994,561
Loans	-	-	52,774,487	-	52,774,487
Loan Participation	-	-	10,009,590	-	10,009,590
Profit Share Interest	-	-	5,896,752	-	5,896,752
Equity Participation	-	-	1,641,465	-	1,641,465
Public Securities	5,171,498	-	-	-	5,171,498
Money Market Instruments	4,035,922	-	-	-	4,035,922
Purchased Options	4,294,403	-	-	-	4,294,403
Total Assets:	$13,501,823	$-	$70,322,294	$48,994,561	$132,818,678

Liabilities:
Written Options	$(1,046,070)	-	-	-	$(1,046,070)
Total Liabilities:	$(1,046,070)	$-	$-	$-	$(1,046,070)

Refer to the Schedule of Investments for industry classifications.

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the period ended December 31, 2025:

			Loans	Loan Participation	Profit Share Interest	Equity Participation
March 31, 2025			$43,399,500	$3,700,000	$5,865,000	$-
Realized gains (losses)			(394,615)	-	-	-
Change in unrealized appreciation (depreciation)			330,796	18,836	9,252	141,465
Transfers into Level 3			-	-	-	-
Transfers out of Level 3			-	-	-	-
Purchases			30,090,715	7,240,754	3,612,500	1,500,000
Sales			(20,651,909)	(950,000)	(3,590,000)	-
December 31, 2025			$52,774,487	$10,009,590	$5,896,752	$1,641,465
Net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at December 31, 2025			$330,796	$18,836	$9,252	$141,465

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund's investments that are categorized in Level 3 of the fair value hierarchy as of December 31, 2025:

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Input Value	Impact on Valuation from an increase in Input
Loans	$52,774,487	Market Approach	Transaction Price	100	Increase
Loan Participation	10,009,590	Market Approach	Transaction Price	100	Increase
Profit Share Interest	5,896,752	Market Approach	Transaction Price	100	Increase
Equity Participation	1,641,465	Market Approach	Transaction Price	100	Increase

Loans may be structured to be fully funded at the time of investment or include unfunded loan commitments, which are contractual obligations for future funding. As of December 31, 2025, the Fund had unfunded loan commitments to loans of $330,000.

The following table represents investment categories, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of December 31, 2025:

Investment Name	Investment Strategy	Fair Value	Total Unfunded Commitments	Redemption Frequency	Redemption Notice Period	Lockup Period	Gate
Aero Capital Solutions Fund IV LP	Specialty Finance	$1,796,820	$252,871	N/A	N/A	N/A	N/A
BasePoint Income Solutions Evergreen Fund LP	Asset Backed Lending	2,344,928	-	Quarterly	90 days	2 years	25%
Bay Point Capital Partners II, LP	Diversified Alternative Credit	295,533	-	Quarterly	30 days	1 year	25%
Coromandel Credit Income Evergreen Fund LP	Asset Backed Lending	9,869,104	-	Quarterly	90 days	2 years	25%
Delgatto Diamond Finance Fund LP	Specialty Finance	1,403,667	-	Monthly	90 days	1 year	25%
EAJF Leveraged Feeder	Legal Finance	6,473,154	-	Quarterly	60 days	3 years	12.5%
HFSA, LLC	Consumer Lending	11,051,181	-	Monthly except Sept, Oct, Nov, Dec	90 days	N/A	5%
Ivy Evergreen Fund QP, LP	Diversified Alternative Credit	2,927,768	-	Quarterly	N/A	0.5 years	N/A
Monroe Capital Income Plus Corp	Direct Lending	486,056	-	Quarterly	N/A	1 year	5%
Oak Institutional Credit Solutions, LLC	Real Estate	3,729,284	-	Quarterly	90 days	1 year	5%
Revere Specialty Finance Fund LP	Diversified Alternative Credit	3,387,130	-	Quarterly	60 days	2 years	N/A
Revere Tactical Opportunities Fund IV	Real Estate	1,867,001	-	Quarterly	60 days	2 years	N/A
Tailor Ridge Real Estate Lending Fund LP	Real Estate	2,880,324	-	Quarterly	90 days	1 year	25%
Virage Opportunities Fund LP	Legal Finance	482,611	17,390	N/A	N/A	N/A	N/A
	Total	$48,994,561	$270,261